Operating expenses - Disclosure of general and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 82,755	€ 51,514	€ 178,538	€ 138,325
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	21,042	4,051	31,588	15,483
Consulting and professional fees	3,542	2,229	7,245	6,077
Other general and administrative expenses	917	1,095	2,971	3,746
Operating expenses	€ 25,500	€ 7,375	€ 41,803	€ 25,306